Significant Accounting and Reporting Policies - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Significant Accounting Policies [Line Items]
A maximum lag period of recognizing the results of subsidiaries and affiliates	3 months
Increase in additional paid-in capital had such stock splits made prior to October 1, 2001	¥ 24,674
Residential condominiums under development	81,859	¥ 97,320
Finished goods	58,091	68,220
Write-down on residential condominiums under development	168	5,241	¥ 5,650
Capitalized interest costs related to specific long-term development projects	1,639	1,369	1,037
Advertising expense	21,276	20,329	15,270
Finance revenues	200,889	186,883	191,700
Services income	735,186	765,548	490,515
Services expense	445,387	425,676	260,278
Other (income) and expense, net	3,729	(23,674)	21,001
Other, net	¥ (11,112)	65,033	25,924
Investment in operating leases | Transportation equipment
Significant Accounting Policies [Line Items]
Estimated average useful lives	10 years
Investment in operating leases | Measuring and information-related equipment
Significant Accounting Policies [Line Items]
Estimated average useful lives	4 years
Investment in operating leases | Real Estate Asset
Significant Accounting Policies [Line Items]
Estimated average useful lives	31 years
Investment in operating leases | Other
Significant Accounting Policies [Line Items]
Estimated average useful lives	5 years
Property under Facility Operations
Significant Accounting Policies [Line Items]
Depreciation expenses	¥ 16,321	13,239	12,268
Accumulated depreciation	¥ 67,055	60,999
Property under Facility Operations | Buildings | Maximum
Significant Accounting Policies [Line Items]
Estimated average useful lives	50 years
Property under Facility Operations | Land improvement | Maximum
Significant Accounting Policies [Line Items]
Estimated average useful lives	60 years
Property under Facility Operations | Property, Plant and Equipment, Other Types | Maximum
Significant Accounting Policies [Line Items]
Estimated average useful lives	30 years
Office Facilities
Significant Accounting Policies [Line Items]
Depreciation expenses	¥ 5,110	4,711	3,524
Accumulated depreciation	¥ 45,310	¥ 44,443
Office Facilities | Buildings and fixtures | Maximum
Significant Accounting Policies [Line Items]
Estimated average useful lives	65 years
Office Facilities | Machinery and equipment | Maximum
Significant Accounting Policies [Line Items]
Estimated average useful lives	20 years
Scenario, Adjustment | Decrease (Increase) In Other Receivables
Significant Accounting Policies [Line Items]
Other, net			10,853
Scenario, Adjustment | Increase In Trade Notes, Accounts And Other Payable
Significant Accounting Policies [Line Items]
Other, net			20,585
Scenario, Adjustment | Purchases of Other Operating Assets
Significant Accounting Policies [Line Items]
Other, net			(4,355)
Scenario, Adjustment | Other operating revenues
Significant Accounting Policies [Line Items]
Finance revenues			3,537
Services income			364,023
Other (income) and expense, net			(23,186)
Scenario, Adjustment | Other operating expenses
Significant Accounting Policies [Line Items]
Services expense			224,128
Other (income) and expense, net			1,107
Scenario, Adjustment | Selling, General and Administrative Expense
Significant Accounting Policies [Line Items]
Other (income) and expense, net			¥ 331